ASSET RETIREMENT OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS
NOTE 5 — ASSET RETIREMENT OBLIGATIONS

In conjunction with the permit approval permitting the Company to resume mining in the existing open pits at the Relief Canyon Mine during the third quarter of 2014, the Company has recorded an asset retirement obligation based upon the reclamation plan submitted in connection with the permit.

The following table summarizes activity in the Company’s ARO:

	September 30, 2017	September 30, 2016
	(Unaudited)	(Unaudited)
Balance, beginning of period	$895,085	$783,539
Accretion expense	28,896	29,192
Reclamation obligations settled	-	-
Additions and changes in estimates	-	-
Balance, end of period	$923,981	$812,731

NOTE 6 — ASSET RETIREMENT OBLIGATIONS

In conjunction with the permit approval permitting the Company to resume mining in the existing open pits at the Relief Canyon Mine during the third quarter of 2014, the Company has recorded an asset retirement obligation based upon the reclamation plan submitted in connection with the permit.

The following table summarizes activity in the Company’s ARO:

	December 31,	December 31,
	2016	2015
Balance, beginning of year	$783,539	$798,605
Accretion expense	38,923	46,148
Reclamation obligations settled	-	(18,737)
Additions and changes in estimates	72,623	(42,477)
Balance, end of year	$895,085	$783,539